SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /  /



         Pre-Effective Amendment No.                                    /  /
         Post-Effective Amendment No.    21                             /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / /

         Amendment No.   22                                             /X /
                        (Check appropriate box or boxes.)


               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                (Address of Principal Executive Offices) Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197
Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                  (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


         / / immediately upon filing pursuant to paragraph (b) / / on pursuant to paragraph (b)
         /X/ 60 days after filing pursuant to paragraph (a)(1)
         / / on (date)  pursuant to  paragraph  (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.








2434 1/19/99

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR JUMPER STATEGIC ADVANTAGE FUND


ITEM                            SECTION IN PROSPECTUS


  1..............................   Cover Page
  2..............................   Summary of Fund Expenses, Supplement to
                                    Prospectus
  3..............................   Performance Information
  4..............................   The Fund, Investment Objective,  Investment
                                    Strategies,  Other Investment Practices and
                                    Limitations, Operation of the Fund, General
                                    Information
  5..............................   Operation of the Fund
  5A.............................   None
  6..............................   Cover  Page,  Dividends  and  Distributions,
                                    Taxes,  Operation  of the  Fund,  General
                                    Information, How to Redeem Shares,
                                    Supplement to Prospectus
  7..............................   Cover Page, How to Invest in the Fund, Share
                                    Price Calculation,  Operation of the Fund,
                                    Supplement to Prospectus
  8..............................   How to Redeem Shares
  9..............................   None
 13..............................   Other Investment Practices and Limitations



                               SECTION IN STATEMENT OF
ITEM                           ADDITIONAL INFORMATION

 10..............................   Cover Page
 11..............................   Table of Contents
 12..............................   None
 13..............................   Additional  Information  About Fund
                                    Investments  and Risk  Considerations,
                                    Investment Limitations
 14..............................   Trustees and Officers
 15..............................   None
 16..............................   The Investment Adviser, Custodian, Transfer
                                    Agent, Accountants
 17..............................   Portfolio Transactions and Brokerage
 18..............................   Description of the Trust
 19..............................   Determination of Share Price
 20..............................   None
 21..............................   Distributor
 22..............................   Investment Performance
 23..............................   None




                        JUMPER STRATGEGIC ADVANTAGE FUND
                      SUPPLEMENT DATED __________, 1999 To
                       PROSPECTUS DATED ___________, 1998

         Effective _______,1999, the Jumper Strategic Advantage Fund began offering two classes of shares. All shares outstanding prior to that date were redesigned "Institutional Class" shares by the Board of Trustees. This Supplement to the Prospectus provides information about the "Institutional Class" and the "Investor Class" and describes the difference between the classes. The expense information for the Investor Class and Institutional Class shares is based on estimated amounts for the current fiscal year.

Replace the operating expense table on page ___ with the following:


                                                                        Investor Class            Institutional Class


Annual Fund Operating Expenses (as a percentage of average net assets)1

          Management Fees........................................................0.75%........................0.75%
          12b-1 Charges..........................................................0.25%........................none
          Other Expenses 2   ............................................ .......0.00%........................0.00%
          Total Fund Operating Expenses 1........................................1.00%........................0.75%

1 The Fund's total operating expenses are equal to the management fee paid to the Adviser (plus the 12b-1 charges, if applicable) because the Adviser pays all operating expenses of the Fund except brokerage, taxes, interest, 12b-1 charges, fees and expenses of non-interested person trustees and extraordinary expenses.

2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be
 .00032 of 1% of average net assets for the first fiscal year.

Replace the expense example on page __ with the following:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                    1 Year            3 Years

Investor Class                      $10               $32
 Institutional Class                $8                $24

Read the following in conjunction with the sections titled "The Fund" on page ___ and "Shareholder Rights" on page __:

     The Fund currently offers two classes of shares: "Institutional Class" shares and "Investor Class" shares. The classes differ as follows: 1) Investor Class shares pay 12b-1 expenses of 0.25%, and 2) each class may bear differing amounts of certain class specific expenses.

Replace the first paragraph of the section titled "How To Invest In The Fund" on page __ with the following:

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to the applicable minimum initial investment. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

         The minimum initial investment for Investor Class shares is $5,000 ($2,000 for IRAs and other retirement plans). The minimum initial investment for Institutional Class shares is $5 million. The minimum subsequent investment is $100.

         The Advisor may waive the minimum initial investment amount . The minimum initial investment amount will be waived for the following investors:
      Banks, bank or broker-affiliated trust departments and savings and loan association, in their fiduciary capacity or for their own accounts. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares.
      Federal and state credit unions.
      Investors   purchasing   through  a  broker  dealer  or  other   financial
     institution authorized by the Distributor to hold shares in an omnibus account. Investors may be charged a fee by the broker/dealer or other financial institution for this service.
      Investors purchasing through certain broker/dealer wrap fee investment programs.
      Broker-dealers who have a sales agreement with the Distributor, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.
      Trustees, directors, officers and employees of the Trust, the Adviser and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities.
      Clients of the Adviser, including members of the immediate family of such individuals.

         When purchasing shares, specify which Class you are purchasing. All purchase orders that fail to specify a Class will automatically be invested in Investor Class shares. The differing expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

 Add the following section:
                                DISTRIBUTION PLAN

         The Investor Class has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), which permits the Fund to pay for certain distribution and promotion expenses related to marketing Investor Class shares. The amount payable by Investor Class shares is 0.25% of average daily net assets for the year. Expenditures pursuant to the Plan and related agreements may reduce current yield after expenses.

         Under the Plan, the Fund may, directly or indirectly, engage in any activities related to the distribution of Investor Class shares of the Fund ("Shares"), including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan.

Replace the fourth paragraph of the section titled "Operation of the Fund" on page __ with the following:

         The Fund is authorized to pay the Advisor a fee equal to 0.75% of its average daily net assets. Unlike most other mutual funds, the management fees paid by the Fund to the Advisor include transfer agency, pricing, custodial, auditing and legal services, and general administrative and other operating expenses. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, expenses which the Fund is authorized to pay pursuant to the Distribution Plan, fees and expenses on non-interested person trustees and extraordinary expenses.

Read the following in conjunction with the sections titled "The Fund" on page ___ and "Shareholder Rights" on page __:

         As of __________,  1999,  ___________________  may be deemed to control the Fund as a result of its beneficial ownership of shares of the Fund.












                       THE JUMPER STRATEGIC ADVANTAGE FUND

PROSPECTUS                                                    July 15, 1998

                                One Union Square
                                    Suite 505
                              Chattanooga, TN 37402

               For Information, Shareholder Services and Requests:
                                 (888) 879-5723


The Jumper Strategic Advantage Fund (AFund@) seeks a greater total return than may generally be earned in money market funds while attempting to limit general market risk. The Fund is not a money market fund, an investment in the Fund may be subject to losses, and the Fund=s net asset value per share will fluctuate.

The Advisor will manage a portfolio consisting primarily of short term fixed income securities, underlying funds commonly referred to as Ahedge funds,@ and "market neutral" mutual funds. The underlying funds are not subject to the same regulatory oversight and investment restrictions that mutual funds are.

The Fund may be suitable for sophisticated investors wishing to limit general market risk but willing to accept security selection risk for an opportunity to achieve a total return exceeding that earned by money market funds investing primarily in investment grade cash instruments. The Fund may experience losses if the Advisor is not successful in limiting market risk, selecting appropriate securities to purchase and appropriate securities to sell short, and selecting appropriate underlying funds and mutual funds to invest in. In addition, the Fund may employ certain strategic investment strategies which could also expose the Fund to losses.

The Jumper Strategic Advantage Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is a separate series of AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated July 15, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases                      None
Sales Load Imposed on Reinvested Dividends           None
Deferred Sales Load                                  None
Redemption Fees                                      None
Exchange Fees                                        None

Annual Fund Operating Expenses (as a percentage of average net assets)1
Management Fees                                      0.75%
12b-1 Charges                                        None
Other Expenses2                                      0.00%
Total Fund Operating Expenses                        0.75%

1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 2).

2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be .00032 of 1% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

         1 year ...........................................$ 8
         3 years ..........................................$24

THE FUND

         The Jumper Strategic Advantage Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 26, 1998, and commenced operations on July 15, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is The Jumper Group, Inc. (the "Advisor").

INVESTMENT OBJECTIVE

         The Fund seeks a greater total return than may generally be earned in money market funds while attempting to limit general market risk. The Fund is not a money market fund, an investment in the Fund may be subject to losses, and the Fund=s net asset value per share will fluctuate. Of course, there can be no assurance that the Fund will achieve its investment objective.

         The Advisor will manage a portfolio consisting primarily of short term fixed income securities, underlying funds commonly referred to as Ahedge funds,@ and "market neutral" mutual funds. A market neutral fund is a mutual fund that pursues a market neutral investment strategy. The underlying funds are not subject to the same regulatory oversight and investment restrictions that mutual funds are.

         The Fund may be suitable for sophisticated investors wishing to limit general market risk but willing to accept security selection risk for an opportunity to achieve a total return exceeding that earned by money market funds investing in investment grade cash instruments. The Fund may experience losses if the Advisor is not successful in limiting market risk, selecting appropriate securities to purchase and appropriate securities to sell short, and selecting appropriate underlying funds and mutual funds to invest in.

         The Fund=s investment strategies and portfolio investments will differ from those of most other mutual funds. The Advisor seeks rigorously to identify favorable investment opportunities in underlying funds that other investors may not have identified and may be unable to invest in..

         During normal market conditions the Fund invests primarily in domestic, investment grade, short-term fixed income securities and underlying funds pursuing market neutral investment strategies (or which when combined in a portfolio the Advisor believes will result in market neutrality for the underlying funds)(see AMarket Neutral Investing@ below). The Fund may also invest without limitation in other mutual funds pursuing market neutral investment strategies. The Advisor may seek to further the Fund=s investment objectives by engaging in strategic investment techniques.

INVESTMENT STRATEGY

         The Fund's investment portfolio is built around a core of selected underlying funds and market neutral mutual funds selected by the Advisor based upon their ability to perform well in any market environment; including rising or falling stock markets and rising or falling interest rates. The Fund anticipates that the underlying funds selected as core investments will be held long term and substantially contribute to the Fund=s gains and losses. Underlying funds and market neutral mutual funds selected as core investments may seek to achieve market neutrality through the use of strategic transactions, including short selling, futures contracts, and options. The Fund may also invest in underlying funds which do not directly pursue a market neutral strategy, but which may contribute to the Fund=s overall market neutrality when added to the Fund=s existing portfolio. Due to legal limitations, product availability, pricing issues, and the need to maintain adequate liquidity, the Fund may be limited in the amount of its assets which it may invest in suitable underlying funds.

         In addition to the core of selected underlying funds and market neutral mutual funds, the Fund will generally invest in short-term (maturing or having coupons which reset in three years or less) investment grade fixed income securities including, but not limited to, securities issued by the U.S. Government or its agencies, commercial paper, certificates of deposit, floating rate securities, asset-backed securities, and repurchase agreements. The only fixed income securities which the Fund will invest in are those earning one of the four highest ratings by Moody=s Investor=s Services (Aaa, Aa, A, Baa) or by Standard & Poor=s Corporation (AAA, AA, A, BBB), or if unrated by either of these services, which the Advisor believes to be of comparable credit quality. Investments in the fourth credit category may have speculative characteristics and, therefore, may involve higher risks. If a fixed income security which the Fund owns is downgraded below investment grade, then the Fund will dispose of the security in an orderly fashion, unless the Board of Trustees finds that disposal of the security would not be in the best interests of the Fund. The Fund's investments in short term fixed income securities will be subject to market risk (if interest rates increase, the value of those securities will decrease).

         The Fund may also engage in strategic transactions using derivative securities designed to preserve principal, hedge market risks or enhance the market neutrality of the Fund.

         Market Neutral Investing. The goal of market neutral investing is to achieve consistent real returns which are indifferent to stock and bond market direction, usually by simultaneously establishing equal weightings in long and short positions. If successful, investors will earn a total return which is approximately 1% (100 basis points) above that earned on general purpose money market funds, regardless of whether the general markets rise or fall. Because of its investments in short term fixed income securities, the Fund will not be entirely market neutral.

         A market neutral investment strategy is not risk free. While an investor=s returns would not be influenced by the rise or fall of the general market, the investor would experience gains or losses depending upon the manager=s ability to purchase a portfolio of long securities which will increase in value more (or decline less) than a companion portfolio of securities which the manager has sold short.

         The typical investor owning a diversified portfolio of stocks and bonds experiences both general market risk and security selection risk. The typical investor makes money when the general market rises and loses money when the general market falls. This is general market risk. A manager=s success or failure to select specific stocks and bonds which will outperform the general market is security selection risk.

         The market neutral investor seeks to limit market risk and retain only security selection risk. The investor=s gains or losses will depend not on the direction of the general market but upon the manager=s ability to construct a portfolio of long securities which will increase in value more (or decline less) than a companion portfolio of securities which the manager has sold short. If the manager is not successful, then the investor may experience losses regardless of whether the general market is rising or falling.

         The market neutral investor must also accept the risk that the manager will not be able to maintain a market neutral portfolio. If the manager is not successful in balancing the long and short portfolios, then the investor will experience gains or losses as the general market rises or falls. If the general market were rising and the long portfolio were overweighted, the investor would experience gains. Conversely, if the general market were rising and the short portfolio were overweighted, the investor would experience losses. If the general market were falling then the investor=s gains and losses based upon whether the long or short portfolio were overweighted would be reversed.

         Maintaining long and short portfolios equal in value requires constant vigilance by the manager. Adjusting the portfolios may lead to higher turnover, leading to increased brokerage commissions, short term gains and losses, and potentially taxes due on net capital gains. All of these factors may decrease the Fund=s total return.

         The success of a market neutral investment strategy depends upon correctly assessing the future course of a relationship between the price movement of securities purchased long and those sold short. There is no assurance that either the Advisor, or the underlying funds in which the Fund invests will be able to do so. While the Fund generally will attempt to remain market neutral, a substantial risk remains that such techniques will not always be possible to implement, and when possible, will not always be effective in limiting losses. There can be no assurance the Fund will be able to outperform money market funds or that the Fund will avoid losses. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund, that the Advisor has not previously managed accounts investing in underlying funds and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained.

         Underlying funds. The Fund may invest in domestic and foreign pooled investment companies which invest principally in domestic fixed income and equity securities. Underlying funds are sometimes referred to as Ahedge funds@ or Aoffshore funds@. Underlying funds are usually structured to avoid the regulatory review which mutual funds are subject to. The Fund will not invest in underlying funds which invest primarily in commodities, foreign securities, or currencies. While most underlying funds selected by the Advisor are expected to pursue market neutral investment strategies, the Fund may invest in other underlying funds which do not pursue market neutral investment strategies which may contribute to the Fund=s overall market neutrality when added to the Fund=s existing portfolio. Underlying funds are prohibited from publicly advertising in the United States and may be purchased directly only by wealthy individuals and institutional investors. Underlying funds typically impose restrictions on when an investor may redeem its interests and no organized public market exists to dispose of the interests. Like other illiquid securities, investments in underlying funds are more difficult to value than are traditional stocks and bonds. The Fund has established special valuation procedures dealing specifically with underlying funds.

         Underlying funds are not subject to many of the investment limitations imposed by federal law on mutual funds and thus may engage in a broader array of investment strategies. These investment strategies may include, but are not limited to, leveraging, lack of diversification, extensive use of derivative securities, investments in foreign markets, and rapid trading of portfolio securities. This greater flexibility increases both the potential returns and risks of investments in underlying funds.

         Much of the success of the Fund will depend on the Advisor=s ability to identify and invest in underlying funds which will successfully pursue market neutral investment strategies and deliver the desired total returns. The Fund may invest either in established underlying funds or in underlying funds which have recently been formed and have not yet established a track record. The Advisor will select underlying funds based upon its assessment of the investment strategies pursued by those funds. However, there is no assurance that the underlying funds selected will perform up to the Advisor=s expectations.
Moreover, the underlying funds may not continue to pursue the investment strategies which the Advisor believed they would when making the decision to invest.

         Underlying funds often pay their advisers an advisory fee which is based upon the fund=s performance. The adviser is rewarded for superior performance by receiving higher fees. These fees may be substantially higher than those typically earned by mutual fund advisers. The return which the Fund earns on its investment in underlying funds will be reduced by fees which the underlying funds pay to their advisers. To the extent that the Fund invests its assets in underlying funds, Fund shareholders will be paying an additional layer of advisory fees.

         Most domestic underlying funds are organized as limited partnerships which issue both limited and general partnership interests. Many foreign underlying funds, and some domestic underlying funds are organized as business trusts, corporations, or other legal entities. When investing in underlying funds, the Fund only purchases the limited interest of a limited partnership (or the equivalent interest in a business trust or other entity), which provides some protection in the event the particular underlying fund experiences financial difficulties.

         Underlying funds typically impose restrictions on when an investor may redeem its interests and no organized public market exists to dispose of the interests. As a result investments in underlying funds are usually illiquid. The Fund limits its total investments in all illiquid securities, including underlying funds (and over the counter options), to no more than 15% of its net assets. The Fund may negotiate redemption privileges with underlying funds which improve their liquidity. If such redemption privileges are negotiated, the Fund may treat investments in such underlying funds as liquid investments pursuant to liquidity procedures which are periodically reviewed by the Board of Trustees. Subject to liquidity requirements, the Fund could invest up to 100% of its assets in underlying funds if it did not purchase more than 3% of the total market value of any single underlying fund. If, however, the Fund desires to make a more substantial investment in a smaller underlying fund, then, immediately after the purchase of an interest in a smaller underlying fund the Fund will not:

         (i) own more than 3% of the total outstanding voting securities of the underlying fund (the Fund typically purchases limited partnership interests, which do not have voting rights):

         (ii) invest more than 5% of its total assets in a single underlying fund; or

         (iii) invest more than 10% of its total assets in all underlying funds combined .

         In addition, the Fund is subject to the portfolio diversification requirements described later in this prospectus.

         Leveraging. Despite the relatively small investment in underlying funds, the Advisor expects that they will have a disproportionate impact on the Fund=s investment performance due to the highly leveraged nature of underlying funds= investment strategies. The investment results earned by the Fund will depend in a large degree upon the Advisor=s ability to select appropriate underlying funds.

         Long-Term Fixed Income Securities and Equity Securities. While the Fund will not invest directly in long-term fixed income or equity securities, the underlying funds in which the Fund invests will own these securities and the Fund will be exposed to market risk. Investment in fixed income and equity securities are subject to inherent market risks beyond the control of the Advisor or the underlying funds. As a result, the return and net asset value of the Fund will fluctuate.

          The underlying funds may invest in an unlimited array of domestic fixed income securities including U.S. Government and agency bonds, investment grade and non-investment grade corporate bonds, asset-backed securities, and lower rated fixed income securities (AJunk Bonds@). Fixed income securities, including both investment grade and high yield bonds, are subject to price fluctuations based on changes in the level of interest rates, which will generally result in these securities changing in price in the opposite direction. That is, these securities will experience appreciation when interest rates decline and will depreciate when interest rates rise. In addition, specific fixed income securities are subject to many other risks, including pre-payment risks for asset-backed securities, call risk for callable bonds, credit downgrades for corporate bonds, and default risk for Junk Bonds.

         The underlying funds may invest in an unlimited array of domestic equity securities including common stock, preferred stock, convertible stocks and bonds, and warrants to purchase equity securities. Equity securities may fluctuate in value due to earnings, economic conditions, quality ratings, interest rates and other factors. For example, an underlying fund may invest in small companies. Small companies present special risks, including difficulties in obtaining the capital necessary to continue in operation and may become insolvent, which may result in a complete loss of the underlying fund=s investment in such companies. Or an underlying fund may purchase equity securities in private placements, making it difficult to dispose of shares when it may otherwise be advisable.

         Foreign Securities. The Fund invests in underlying funds which invest principally in domestic fixed income and equity securities. The underlying funds may invest a portion of their assets in foreign securities. Investments in foreign securities, whether in emerging or more developed countries, are subject to risks and uncertainties not typically associated with investments in domestic securities. These risks and uncertainties include currency exchange rates and exchange control regulations, less publicly available information, different accounting and reporting standards, less liquid markets and more volatile markets, higher brokerage commissions and other fees, the possibility of nationalization or expropriation, confiscatory taxation, political instability and less protection provided by the judicial system.

         Market Neutral Mutual Funds. The Fund may invest in other mutual funds that pursue market neutral investment strategies. Much of the success of the Fund will depend on the Advisor's ability to identify market neutral funds that will successfully pursue market neutral investment strategies and deliver the desired total returns. As is the case with the underlying funds, there is no assurance that the mutual funds selected will perform well, or that the mutual funds will continue to pursue the investment strategies which the Advisor believed they would when making the decision to invest. If the Fund acquires securities of another mutual fund, the shareholders of the Fund will be subject to additional management fees and expenses.

         Repurchase Agreements. Repurchase Agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Fund will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Advisor.

         Strategic Investments. Both the Fund and the underlying funds may, but are not required to, use various other investment strategies as described below. These strategies are generally accepted as modern portfolio management techniques and are regularly used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. While pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indexes and other financial instruments; and financial futures contracts and options thereon. In addition, the Fund may borrow securities and sell them short to hedge against rising interest rates. Collectively, all the above, and other transactions involving derivative instruments, are called strategic transactions.

         The Fund, and the underlying funds in which the Fund invests a portion of its assets, may engage in strategic transactions for hedging, risk management, or portfolio management purposes, or in an attempt to increase investment returns. Strategic transactions may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the portfolio. Such changes may result from securities markets fluctuations. Strategic transactions may be used to attempt to protect unrealized gains or prevent losses in the value of its portfolio securities, or to establish a position using strategic transactions as a temporary substitute for purchasing or selling particular securities. When used in an attempt to increase investment returns, strategic transactions may result in leveraging of the Fund=s exposure to market fluctuations, increasing the likelihood that the Fund may incur a loss on the transaction.

         Short-selling exposes the seller to unlimited risk with respect to the security sold short due to the lack of an upper limit on the price to which a security can rise. The ability of the Fund to use these strategic transactions successfully will depend upon the Advisor=s ability to predict pertinent market movements, which cannot be assured. Engaging in strategic transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transaction. The Fund may sell short up to 100% of its net assets. When selling securities short, regulatory requirements require the Fund segregate liquid marketable securities on its books or with its custodian. A detailed description of segregation requirements is provided in the Statement of Additional Information.

         Among other risks, futures contracts and options may not correlate perfectly with the underlying security, resulting in an imperfect hedge; and a secondary market may not always exist for the Fund=s investments in options, making it difficult or impossible for the Fund to dispose of the futures contract or option without recognizing a significant loss.

OTHER INVESTMENT PRACTICES AND LIMITATIONS

         Temporary Defensive Investments. For temporary defensive purposes during periods that, in the Advisor=s opinion, present the Fund with adverse changes in the economic, political or securities markets, the Fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in short-term debt instruments including treasury bills, investment grade commercial paper, certificates of deposit, or repurchase agreements.
          Portfolio Turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the Fund to effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover of the Fund is not expected to exceed 100%, but volatile market conditions may lead to a much higher portfolio turnover rate.

         Borrowing and Leverage. As a fundamental policy that cannot be changed without a vote by shareholders, the Fund may borrow up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate by the Advisor. Such borrowing may be used either to meet redemption requests or to purchase additional portfolio securities, thereby leveraging the Fund=s investments. At such times, the Fund= investment portfolio may appreciate or depreciate more rapidly than an unleveraged portfolio. The Fund will pay interest upon the money it borrows which will increase its operating expenses. Moreover, the Fund may be forced to sell portfolio securities at unfavorable prices in order to repay the borrowed money.

SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         The Funds' portfolio of securities are valued primarily on market quotations, where available. Securities for which current market quotations are not readily available, including the current market value of underlying funds, are valued at fair value as determined in good faith by procedures approved by the Funds' board of trustees. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates fair market value.

HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $5,000 ($2,000 for IRAs and other retirement plans) and minimum subsequent investments of $100. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to The Jumper Strategic Advantage Fund, and sent to the address listed below.

    U.S. Mail:                            Overnight:
    The Jumper Strategic Advantage Fund   The Jumper Strategic Advantage Fund
    c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
    P.O. Box 6110                         431 North Pennsylvania Street
    Indianapolis, Indiana  46204-6110     Indianapolis, Indiana  46204

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 888-879-5723 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

        Star Bank, N.A. Cinti/Trust
        ABA #0420-0001-3
        Attn:  The Jumper Strategic Advantage Fund
        D.D.A. # 488920992
        Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. Shares may be purchased through a broker dealer or other financial institution authorized by the Distributor to hold shares in an omnibus account. Investors may be charged a fee by the broker dealer or other financial institution for this service. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to The Jumper Strategic Advantage Fund and should be sent to the Custodian's address. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a securities dealer may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                  The Jumper Strategic Advantage Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (888) 879-5723. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information

         If you are not certain of the requirements for a redemption please call the Transfer Agent at (888) 879-5723. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.
         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

PERFORMANCE INFORMATION

         The Fund may advertise information regarding its performance including its Ayield@, Aaverage annual total return@, and Atotal return@. The performance figures are based upon historical results and are not intended to indicate future performance.

         The Ayield@ of the Fund is computed by dividing the net investment income per share (a defined in applicable regulations of the Securities and Exchange Commission) during a specified 30-day period by the net asset value per share on the last day of such period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one-year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

         The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Atotal return@ of the Fund refers to the compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment over various periods. Total return is not annualized. The computation of total return assumes no activity in the account other than reinvestment of dividends and capital gains distributions. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         The Fund may also include in advertisements data comparing performance with other mutual funds, including money market funds, as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the cash equivalent market in general. For example, the Fund may use the Donahue Money Market Index, 90 day treasury bills, or other money market index published by an independent third party.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains The Jumper Group, Inc. One Union Square Suite 505, Chattanooga, TN 37402 (the "Advisor") to manage the Fund's investments. The Advisor is an independent investment advisor that provides fixed income management for both taxable and tax-exempt clients and currently manages approximately $75 million in assets. The Fund is the first mutual fund managed by the Advisor. The Advisor is a Tennessee corporation controlled by Jay Colton Jumper, the President, Director and sole shareholder of the Advisor. Mr. Jumper is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Jumper has served as the Advisor's Chairman and President since its founding in 1994. Mr. Jumper served with SunTrust Banks from 1988 to 1994 as a Senior Trust Investment Officer. Since January, 1994, Mr. Jumper has been president of The Jumper Group, Inc.

         The Fund is authorized to pay the Advisor a fee equal to 0.75% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, including transfer agency, pricing, custodial, auditing and legal services, and general administrative and other operating expenses are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains
AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the offering made by this Prospectus, Jay Jumper purchased for investment all of the outstanding shares of the Fund. As a result, Jay Jumper may be deemed to control the Fund.


Investment Advisor                        Administrator

The Jumper Group, Inc.                    AmeriPrime Financial Services, Inc.

One Union Square, Suite 505               1793 Kingswood Drive, Suite 200

Chattanooga, TN 37402                     Southlake, Texas  76092



Custodian                                 Distributor

Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.

425 Walnut Street, M.L. 6118              1793 Kingswood Drive, Suite 200

Cincinnati, Ohio  45202                   Southlake, Texas  76092



Transfer Agent (all purchases and         Independent Auditors

all redemption requests)                  McCurdy & Associates CPA's, Inc.

Unified Fund Services, Inc.               27955 Clemens Road

431 North Pennsylvania Street             Westlake, Ohio  44145

Indianapolis, Indiana  46204





No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.










                       THE JUMPER STRATEGIC ADVANTAGE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                                    ___________________, 1999














         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Jumper Strategic Advantage Fund dated July 15, 1998 and the supplement to the Prospectus dated ________, 1999. A copy of the Prospectus and supplement can be obtained by writing he Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-879-5723.

                       STATEMENT OF ADDITIONAL INFORMATION



TABLE OF CONTENTS                                                           PAGE

Description Of The Trust.......................................................1
Additional Information About Fund Investments And Risk Considerations..........1
Market Neutral Investment Strategies ..........................................3
Strategic Transactions.........................................................4
 Investment Limitations .......................................................7
The Investment Advisor ........................................................8
Trustees And Officers..........................................................9
Portfolio Transactions And Brokerage..........................................10
Determination Of Share Price..................................................11
Investment Performance........................................................12
Custodian.....................................................................13
Transfer Agent................................................................13
Accountants...................................................................13
Distributor ..................................................................13
Financial Statements..........................................................13

                            DESCRIPTION OF THE TRUST

         The Jumper Strategic Advantage Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     .........As of _____________,  1999, the following persons may be deemed to beneficially own 5% or more of the Fund: _____________. As a result, ________________________________________ may be deemed to control the Fund. The officers and Trustees as a group beneficially owned, as of _________________ __, 1999, less than 1% of the Fund.


         Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This  section  contains  a more  detailed  discussion  of  some  of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus.
          A. Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the adviser's opinion, raise a question concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss. Underlying funds and over-the-counter options are frequently illiquid. Illiquid securities may also present difficult valuation issues.
         B. Pricing of Portfolio Securities. There is no active market for the securities of underlying funds which the Fund invests in. Underlying funds typically value, and stand ready to redeem, their securities based upon current net asset value, which they provide to shareholders on a periodic basis. The Board of Trustees has approved procedures whereby the Fund's investment in securities for which market quotations are not readily available (including securities issued by underlying funds) may be established in good faith at fair value on a daily basis. The procedures provide that the fair value of securities issued by underlying funds is determined based upon current estimates of net asset value provided to the Fund by the underlying funds. While the Fund has adopted pricing procedures which address these pricing issues, there can be no guarantee that such securities are accurately valued on a daily basis when the Fund determines its net asset value per share.
         C. Legal Investment Limitations on Investments in Underlying Securities. Like all mutual funds publicly sold in the United States, the Fund is subject to investment limitations imposed by the Investment Company Act of 1940 ("1940 Act"). Section 12(d)(1) of the 1940 Act limits the Fund's ability to invest in other investment companies, including underlying funds. In general, sub-section (A) prohibits the Fund from: (1)purchasing more than 3% of the voting stock of an investment company: (2)investing more than 5% of the Fund's total assets in an investment company; or (3) investing more than 10% of the Fund's total assets in all investment companies combined. Sub-section (F) provides an exception from the prohibitions established in sub-section (A) if:
(1) the Fund does not own more than 3% of the outstanding stock of any investment company; (2) the Fund does not impose a sales load of more than 1.5% (the Fund is only sold on a no-load basis); and (3)the investment companies are not required to redeem more than 1% of their outstanding shares within any 30 day period. This discussion provides only a summary of section 12(d)(1) of the 1940 Act.
         D. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be credit worthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.
         E. Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sale price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield. In connection with each reverse repurchase agreement, the Fund will direct its Custodian to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.
         F.  Borrowing  and   Leveraging.   The  Fund  may  have  to  deal  with
unpredictable cash flows as shareholders purchase and redeem shares. Under adverse conditions, the Fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease the Funds' performance by increasing transaction expenses.

         The Fund may deal with unpredictable cash flows by borrowing money. Through such borrowings the Fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the Fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the Fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

         To the extent that a Fund borrows money prior to selling securities, or if the Fund borrows money for the purpose of purchasing additional portfolio securities, the Fund would be leveraged such that the Fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the Fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns which the Funds earn on portfolio securities. Under adverse conditions, the Funds might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

                      MARKET NEUTRAL INVESTMENT STRATEGIES

         To implement market neutral investment strategies, managers attempt to purchase a portfolio of undervalued securities and short sell a portfolio of overvalued securities with similar investment characteristics. Factors considered when balancing a market neutral portfolio include market sectors and market capitalization of equity securities, and cash flow, credit quality, and duration of fixed income securities. Market neutral strategies may involve purchasing and selling call and put options on either an individual security or an index. In some cases, futures and options on futures may be used to effect the desired risk/reward ratio. Market neutral investing does not depend upon any particular market direction or favorable general economic conditions and thus may be profitable during all economic cycles, including periods of economic uncertainty and declining financial markets.

                             STRATEGIC TRANSACTIONS

         The Fund, or the underlying funds, may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transaction for hedging, risk management, portfolio management, or speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

         Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchangerate fluctuations, (2) to protect a Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of a Fund's portfolio, (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities, (6) or to gain additional market exposure and/or leverage in an attempt to enhance investment returns. The Fund's ability to successfully use these Strategic Transactions will depend upon the Advisor's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

         Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company.

         Put and Call Options. The Fund may purchase and sell (issue) both put and call options. The Fund may also enter into transactions to close out its investment in any put or call options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underling instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An "American style" put or call option may be exercised at any time during the option period while a "European style" put or call option may be exercised only upon expiration or during a fixed period prior thereto.

         The Fund is authorized to purchase and sell both exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to securities dealers, financial institutions or other parties, ("Counterparty(ies)"), through direct bilateral agreement with the Counter party. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.

         The Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. Exchange listed options, because they are standardized and not subject to Counterparty credit risk, are generally more liquid than OTC options. There can be no guarantee that a Fund will be able to close out an option position, whether in exchange listed options or OTC options, when desired. An inability to close out its options positions may reduce the Fund's anticipated profits or increase its losses.

         If the Counterparty to an OTC option fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund, or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

         The Fund will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security, commodity, index, currency or other instrument security decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security, commodity, index, currency or other instrument increases or does not decrease by more than the premium (in the case of a put option). A Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the Fund would exceed 5% of the Fund's total assets.

         If the Fund sells (i.e., issues) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or may increase the Fund's income. If the Fund sells (i.e., issues) a put option, the premium that it receives may serve to reduce the cost of purchasing the underlying security, to the extent of the option premium, or may increase the Fund's capital gains. All options sold by the Fund must be "covered" (i.e., the Fund must either be long (when selling a call option) or short (when selling a put option), the securities or futures contract subject to the calls or must meet the asset segregation requirements described below as long as the option is outstanding. Even though a Fund will receive the option premium to help protect it against loss or reduce its cost basis, an option sold by the Fund exposes the Fund during the term of the option to possible loss. When selling a call, the Fund is exposed to the loss of opportunity to realize appreciation in the market price of the underlying security or instrument, and the transaction may require the Fund to hold a security or instrument that it might otherwise have sold. When selling a put, the Fund is exposed to the possibility of being required to pay greater than current market value to purchase the underlying security, and the transaction may require the Fund to maintain a short position in a security or instrument it might otherwise not have maintained.

         Futures Contracts. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchange where they are listed with payment of an initial variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bonafide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets(initial margin) that initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets(variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If a Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potentially subsequent variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset, before settlement, at an advantageous price, nor that delivery will occur.


         The Fund will not enter into a futures contract or related option(except for closing transactions) if, immediately afterwards, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value).However, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.


         Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent that the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. The Fund may place up to 100% of its assets in segregated accounts. In general, either the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or subject to any regulatory restrictions, an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at that Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

                             INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").
                  1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
                  2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.
                  3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.
                  4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
                  5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.
                  6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
                  7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merge, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment there in within the limitations imposed by said paragraphs above as of the date of consummation.

                             THE INVESTMENT ADVISOR

         The Fund's investment advisor is The Jumper Group, Inc. Jay C. Jumper maybe deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses which the Fund is authorized to pay pursuant to the Distribution Plan, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%.


         The Advisor retains the right to use the name "Jumper" in connection with another investment company or business enterprise with which the Advisor may become associated. The Trust's right to use the name "Jumper" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================

       Name, Age and Address         Position                        Principal Occupations During Past 5 Years

==================================== ---------------- ======================================================================

*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092

==================================== ---------------- ======================================================================

Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092

==================================== ---------------- ======================================================================

Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.

==================================== ================ ======================================================================

Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063

==================================== ================ ======================================================================


         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== ----------------------- ==================================

                                           Aggregate                Total Compensation
                                          Compensation           from Trust (the Trust is
               Name                        from Trust             not in a Fund Complex)

==================================== ----------------------- ==================================

Kenneth D. Trumpfheller                         0                            0

==================================== ----------------------- ==================================

Steve L. Cobb                                $4,000                       $4,000

==================================== ======================= ==================================

Gary E. Hippenstiel                          $4,000                       $4,000

==================================== ======================= ==================================

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

                          DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on everyday except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

                             INVESTMENT PERFORMANCE

"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

              P(1+T)n'ERV
Where:        P = a hypothetical $1,000 initial investment
              T = average annual total return n ' number of years
            ERV = ending  redeemable  value  at the end of the  applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     In addition to providing average annual total return, the Fund may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the cash equivalent market in general. For example, the Fund may use the Donahue Money Market Index, 90 day treasury bills, or other money market index published by an independent third party.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morning star, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                    CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeping its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                 TRANSFER AGENT


         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. In addition, Unified
Fund Services, Inc. provides the Fund with certain monthly reports and record-keeping services. Fund accounting is provided by American Data Services, Inc.("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760. ADS receives an annual fee equal to .0275% of average net assets, subject to a minimum monthly fee of $800 to $2,000 based on net assets.


                                   ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                                   DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                              FINANCIAL STATEMENTS


         The Fund will send shareholders annual and semi-annual reports as they become available.




                                AmeriPrime Funds

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements.

         Included in Part A:  None

         Included in Part B:  None

(b)      Exhibits

(1)(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(3)  Voting Trust Agreements - None.

(4)  Specimen of Share Certificates - None.

(5)(i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, Adviser to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's Management Agreement with Advanced Investment Technology, Inc., Adviser to AIT Vision U.S. Equity Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iv) Copy of Registrant's  Management  Agreement with GLOBALT,  Inc., Adviser to
GLOBALT   Growth   Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Newport Investment Advisors, Inc., Adviser to the MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., Adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(vii) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., Adviser to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(viii) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(ix) Copy of Registrant's proposed Management Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Registrant's proposed Management Agreement with CWH Associates, Inc., Advisor to Worthington Theme Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(xi) Copy of Registrant's Management Agreement with Burroughs & Hutchinson, Inc., Advisor to the Marathon Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.


(xii) Copy of Registrant's proposed Management Agreement with The Jumper Group, Inc., Adviser to the Jumper Strategic Advantage Fund, is filed herewith.


(xiii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., Advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xiv) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xv) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xvi) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xvii) Copy of Registrant's Proposed Management Agreement with Gamble, Jones, Morphy & Bent, Advisor to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.18, is hereby incorporated by reference.

(xviii) Copy of Registrant's Proposed Management Agreement with Cornerstone Investment Management, Advisor to the Cornerstone MVP Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.18, is hereby incorporated by reference.

(xix) Copy of Registrant's Proposed Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.18, is hereby incorporated by reference.

(xx) Copy of Registrant's Proposed Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Global Equity Income Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No.18, is hereby incorporated by reference.

(xxi) Copy of Registrant's Proposed Management Agreement with Dobson Capital Management, Inc,. Advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxii) Copy of Registrant's Proposed Management Agreement with Auxier Investment Management, LLC, Advisor to the Auxier Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxiii) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxv) Copy of Registrant's Proposed Management Agreement with Monument Investments, Inc., Advisor to the 10K Smart Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(xxvi) Copy of Registrant's Proposed Management Agreement with Columbia Partners, L.L.C., Investment Management, Advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 20, is hereby incorporated by reference.


(6)(i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  8,  is  hereby  incorporated  by
reference.

(ii) Copy of Registrant's proposed Underwriting Agreement with AmeriPrime Financial Securities, Inc. and OMNI Financial Group, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

(8)(i) Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(11) Consent of Accountant is filed herewith.

(12)  Financial Statements Omitted from Item 23 - None.

(13) Copy of Letter of  Initial  Stockholders,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(14)  Model Plan used in Establishment of any Retirement Plan - None.

(15)(i) Copy of Registrant's Rule 12b-1 Distribution Plan for The MAXIM Contrarian Fund (now the NewCap Contrarian Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Form of Registrant's Rule 12b-1 Service Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(vi)     Copy of Registrant's  Proposed Rule 12b-1 Distribution Plan for the 10K
         Smart   Trust,   which  was  filed  as  an  Exhibit   to   Registrant's
         Post-Effective Amendment No. 19, is hereby incorporated by reference.


(vii) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund is filed herewith.


(16) Schedules for Computation of Each Performance Quotation, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

(17)  Financial Data Schedule - None.


(18)(i) Rule 18f-3 Plan for the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund is filed herewith.


(19)(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(iii) Power of Attorney for the Treasurer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     Item 25. Persons Controlled by or Under Common Control with the Registrant (As of November 18, 1998)

         The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund; U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, may be deemed to control the AIT Vision U.S. Equity Portfolio; and Cheryl and Kenneth Holeski may be deemed to control The NewCap Contrarian Fund, as a result of their respective beneficial ownership of those Funds; Sun Trust Bank, custodian for the Arthur S. Damos Foundation, may be deemed to control the Jumper Strategic Advantage Fund.

Item 26. Number of Holders of Securities (as of November 18, 1998)

      Title of Class                                  Number of Record Holders

Carl Domino Equity Income Fund (Investor Class)              168
Carl Domino Equity Income Fund (Class A Shares)                0
Carl Domino Growth Fund                                        0
Carl Domino Global Equity Income Fund                          0
Fountainhead Special Value Fund                              129
AIT Vision U.S. Equity Portfolio                              27
GLOBALT Growth Fund                                           85
NewCap Contrarian Fund                                        23
IMS Capital Value Fund                                       368
Florida Street Bond Fund                                      17
Florida Street Growth Fund                                    13
Corbin Small-Cap Value Fund                                   90
MAI Enhanced Equity Benchmark Fund                             0
MAI Enhanced Growth and Income Fund                            0
MAI Enhanced Aggressive Growth Fund                            0
MAI Enhanced Income Fund                                       0
MAI Enhanced Capital Appreciation Fund                         0
MAI Enhanced Global Fund                                       0
Worthington Theme Fund                                         0
Marathon Value Fund                                           35
Jumper Strategic Advantage Fund                                1
AAM Equity Fund                                               19
Austin Opportunity Fund                                        0
Texas Opportunity Fund                                         0
U.S. Opportunity Fund                                          0
GJMB Growth Fund                                               0
Cornerstone MVP Fund                                           0
Dobson Covered Call Fund                                       0
Auxier Equity Fund                                             0
Shepherd Values Market Neutral Fund                            0
Shepherd Values Growth Fund                                    0
10K Smart Trust                                                0
Columbia Partners Equity Fund                                  0

Item 27. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino International Global Equity Income Fund, is a registered investment adviser.

(1) CDA has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

(a) Lawrence Katz, a partner in CDA, is an orthopedic surgeon in private practice.

(b) Saltzman Partners, a partner in CDA, is a limited partnership that invests in companies and businesses.

(c) Cango Inversiones, SA, a partner in CDA, is a foreign business entity that invests in U.S. companies and businesses.

B. Jenswold, King & Associates, Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 (" JKA King"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

(1) JKA King has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of JKA King during the past two years.

(a) John Servis, a director of JKA King, is a licensed real estate broker.

C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

(1) AIT has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

(a) Dean S. Barr, director and the CEO of AIT, was has been the managing director LBS Capital Management, Inc., 311 Park Place Blvd., Clearwater, Florida from 1989 1996, head of research at State Street Global Advisors in Boston, Massachasetts since October 1997.

(b) Nicholas Lopardo, a director of AIT, is the Investment Advisor CEO of State Street Global Advisors, Bank and Trust in Boston, Massachusetts.

(c) Bryan Stypul, CFO & Treasure of AIT, was the comptroller for Terra Communications, Clearwater, Florida in 1996, and prior to that, the CEO of Beacong Advisors, Treasure Island, Florida

(d) Raymond L. Killian, a director of AIT, is the Chairman of the Board of Investment Technology Group, Inc., 900 3rd Avenue, New York, New York.

(e) Marc Simmons, a director of AIT, is a principal of State Street Global Advisors.

(f) Alan Brown, a director of AIT, is the CEO of State Street Global Advisors., 28 King Street, London, England.

(g) John Snow, a director of AIT, is the managing director of State Street Global Advisors. Prior to 1997, he was the president of NatWest Investment Advisers, Boston Massachussetts.

D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

(1) GLOBALT has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

(a) Gregory S. Paulette, an officer of GLOBALT, is the president of GLOBALT Capital Management, a division of GLOBALT.

E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The NewCap Contrarian Fund, is a registered investment adviser.

(1) Newport has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

(a) Kenneth Holeski, president of Newport, is the vice president of Newport Evaluation Services, Inc., a fiduciary consulting business at 20600 Chagrin Boulevard, Shaker Heights, Ohio 44122, and a registered representative of WRP Investments, Inc., 4407 Belmont Avenue, Youngstown, Ohio 44505, a registered broker/dealer.

(b) Donn M. Goodman, vice president of Newport, is the president of Newport Evaluation Services, Inc.

F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

(1) IMS has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

(a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

H. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

(1) Corbin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

(1) VAMCO has engaged in no other business during the past two fiscal years.

(2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

(a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

(b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

(c) Can Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April 1990 through January, 1996.

J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

(1) CWH has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

K. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

(1) B&H has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years.

Mark R. Matskoo, Vice Presidnet and Director of B&H, was broker with D.A. Davidson & Co., a broker/dealer in Boise, Idaho, from 1994 to 1996.

L. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1) Jumper has engaged in no other business during the past two fiscal years.

(2) The following list set forth other substantial business activities of the directors and officers of Jumper during the past two years - None.

M. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

(1) AAM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

N. Paul B. Martin, Jr. d/b/a Martin Capital Advisors, 812 San Antonio, Suite G14, Austin, TX 78701 ("Martin"), advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1) Martin has engaged in no other business during the past two fiscal years.

O. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1) GJMB has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

P.  Cornerstone  Investment  Management,  L.L.C.  132 West Main  Street,  Aspen,
Colorado 81611 ("Cornerstone"), Advisor to the Cornerstone MVP Fund, is a registered investment advisor.

(1) Cornerstone has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Cornerstone during the past two years:

Christopher   Shawn   Ryan,   managing   member   of   Cornerstone,   was   Vice
President-Portfolio Manager at NationsBank in Dallas, Texas from January 1994 to October 1997.

Q. Dobson Capital Management, Inc., 1422 Van Ness Street., Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1) Dobson has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Dobson during the past two years: [to be supplied]

R. Auxier Investment, Inc., LLC, 25628 N.E. Glass Road, Oregon, OR 97002 ("Auxier"), Advisor to the Auxier Equity Fund, is registered investment advisor.

(1) Auxier has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Auxier during the past two years: [to be supplied]

S. Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 ("CCM"), Adviser to the Shepherd Value Market Fund and the Shepherd Value Growth Fund, is a registered investment advisor.

(1) CCM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CCM during the past two years: [to be supplied]

T. Monument Investments, Inc., 5952 Royal Lane, Suite 270, Dallas, TX 85230 ("Monument"), Advisor to the 10K Smart Trust, is a registered investment advisor.

(1) Monument has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Monument during the past two years:

Gerald R. James, Jr. a director of Monument, has been a Vice President/Bank Manager at First State Bank of North Texas in Dallas, Texas since February 1998. From February 1996 to February 1998, Mr. James served as Vice President of Fidelity Bank in Dallas, Texas.

Robert W. Manry, a director of Monument, has been an Account Executive at Global Dallas (a trucking company) in Irving, Texas since 1987.

U. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1) Columbia has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Columbia during the past two years:

Rhys H. Williams, a principal of Columbia, has been a portfolio manager at Columbia since late 1997. Prior to that time, Mr. Williams was the Senior Vice President at Prudential Securities in Philadelphia, PA since 1987.

Item 29. Principal Underwriters

A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 30. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agents, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 and Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 31. Management Services Not Discussed in Parts A or B

         None.

Item 32. Undertakings

(a)      Not Applicable.

(b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest applicable annual report to shareholders, upon request and without charge.

                                                    SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 22nd day of January, 1999.



                                      AmeriPrime Funds

                                             /s/

                                      By:___________________________________
                                            Donald S. Mendelsohn,
                                              Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                             /s/
Kenneth D. Trumpfheller,
President and Trustee                    By:__________________________________
                                                   Donald S. Mendelsohn,
Gary E. Hippensteil, Trustee                         Attorney-in-Fact



Steve L. Cobb, Trustee                               January 22, 1999


/s/
_______________________                              January 21, 1999
Paul S. Bellany, Treasurer

                                  EXHIBIT INDEX

1. Proposed Management Agreement for the Jumper Strategic Advantage
   Fund...............................................................EX-99.B5.1
2. Consent of Public Accountant............... ........................EX-99.B11
3. Distribution Plan for the Jumper Strategic Advantage Fund...........EX-99.B15
4. Rule 18f-3 Plan for the Jumper Strategic Advantage Fund.............EX-99.B18